Schedule of investments
Delaware Ivy Strategic Income Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 8.60%
Fannie Mae REMIC Series 2014-34 MA 3.00% 2/25/44	51,530	$ 48,415
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-DNA5 M2 144A 6.717% (SOFR + 1.65%) 1/25/34 #, •	2,187,257	2,183,725
Freddie Mac Structured Agency Credit Risk REMICs Trust
Series 2021-HQA1 M2 144A 7.317% (SOFR + 2.25%) 8/25/33 #, •	2,885,306	2,842,169
Series 2022-DNA1 M2 144A 7.567% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	2,902,696
Series 2022-DNA2 M2 144A 8.817% (SOFR + 3.75%) 2/25/42 #, •	3,000,000	3,018,734

GNMA Series 2015-151 KC 3.50% 4/20/34	17,970	17,184
Total Agency Collateralized Mortgage Obligations (cost $11,176,582)		11,012,923

Agency Mortgage-Backed Securities — 3.33%
Fannie Mae S.F. 30 yr
5.50% 10/1/52	1,647,660	1,645,494
6.00% 12/1/52	819,429	828,226

Freddie Mac S.F. 15 yr 5.00% 6/1/38	635,092	630,969
Freddie Mac S.F. 20 yr 5.50% 6/1/43	644,797	645,335
Freddie Mac S.F. 30 yr 5.00% 6/1/53	525,000	516,065
Total Agency Mortgage-Backed Securities (cost $4,259,651)		4,266,089

Convertible Bond — 0.33%
Spirit Airlines 1.00% exercise price $42.36, maturity date 5/15/26	518,000	421,134
Total Convertible Bond (cost $473,600)		421,134

	Principalamount°	Value (US $)
Corporate Bonds — 48.20%
Banking — 5.19%
Banco Santander Mexico 144A 5.95% 10/1/28 #, μ	350,000	$ 349,563
BBVA Bancomer
144A 1.875% 9/18/25 #	600,000	552,449
144A 5.875% 9/13/34 #, μ	600,000	534,699
5.875% 9/13/34 μ	200,000	178,233

Citizens Bank 6.064% 10/24/25 μ	285,000	270,221
Deutsche Bank 3.729% 1/14/32 μ	200,000	151,361
Hana Bank 144A 3.50% 10/19/26 #, μ, ψ	200,000	179,082
Huntington National Bank 4.552% 5/17/28 μ	1,095,000	1,022,346
ICICI Bank 144A 4.00% 3/18/26 #	1,200,000	1,147,879
KeyBank 4.15% 8/8/25	1,085,000	1,003,129
KeyCorp 4.789% 6/1/33 μ	68,000	57,039
NBK SPC 144A 1.625% 9/15/27 #, μ	715,000	638,501
NBK Tier 1 144A 3.625% 8/24/26 #, μ, ψ	206,000	178,783
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, μ, ψ	300,000	276,252
SVB Financial Group 4.57% 4/29/33 μ, ‡	156,000	104,733
		6,644,270
Basic Industry — 2.80%
AngloGold Ashanti Holdings
3.75% 10/1/30	350,000	300,705
6.50% 4/15/40	120,000	120,993
First Quantum Minerals
144A 6.875% 10/15/27 #	505,000	493,393
144A 8.625% 6/1/31 #	865,000	887,602

GUSAP III 144A 4.25% 1/21/30 #	900,000	834,818
Sasol Financing USA 144A 8.75% 5/3/29 #	975,000	950,827
		3,588,338
Brokerage — 1.15%
NFP 144A 6.875% 8/15/28 #	1,687,000	1,466,729
		1,466,729
Capital Goods — 2.94%
Canpack 144A 3.875% 11/15/29 #	170,000	138,571
Cemex 144A 9.125% 3/14/28 #, μ, ψ	570,000	577,978
CP Atlas Buyer 144A 7.00% 12/1/28 #	140,000	110,058
NQ- IV940 [0623] 0823 (3050916)    1

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
GFL Environmental 144A 5.125% 12/15/26 #		76,000	$ 73,392
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #		1,115,000	948,308
Standard Industries
144A 4.375% 7/15/30 #		1,392,000	1,206,860
144A 4.75% 1/15/28 #		38,000	35,425

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		645,000	628,875
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡		710,000	46,150
			3,765,617
Communications — 6.92%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #		881,000	745,824
CCO Holdings
144A 4.25% 2/1/31 #		41,000	33,205
144A 4.50% 8/15/30 #		530,000	441,803

Cellnex Finance 144A 3.875% 7/7/41 #		200,000	146,719
Consolidated Communications
144A 5.00% 10/1/28 #		146,000	109,734
144A 6.50% 10/1/28 #		1,127,000	890,330
CSC Holdings
144A 5.375% 2/1/28 #		1,003,000	807,416
144A 5.75% 1/15/30 #		248,000	117,449

Digicel International Finance 144A 8.75% 5/25/24 #		1,132,000	1,038,610
Directv Financing 144A 5.875% 8/15/27 #		390,000	353,656
DISH DBS 144A 5.75% 12/1/28 #		465,000	346,731
Frontier Communications Holdings
144A 5.00% 5/1/28 #		203,000	175,346
144A 5.875% 10/15/27 #		336,000	308,699
5.875% 11/1/29		338,226	247,246
144A 6.00% 1/15/30 #		216,000	159,080
144A 6.75% 5/1/29 #		219,000	170,125

Gray Escrow II 144A 5.375% 11/15/31 #		520,000	345,224
IHS Holding 144A 5.625% 11/29/26 #		200,000	175,040
Ligado Networks 144A PIK 15.50% 11/1/23 #, >>		1,322,718	509,246
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	70,239
Millicom International Cellular 144A 4.50% 4/27/31 #		200,000	153,910
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Network i2i 144A 5.65% 1/15/25 #, μ, ψ	250,000	$ 243,437
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	700,000	553,876
Telesat Canada
144A 5.625% 12/6/26 #	743,000	459,196
144A 6.50% 10/15/27 #	145,000	59,683

Warnermedia Holdings 5.141% 3/15/52	235,000	191,504
		8,853,328
Consumer Cyclical — 7.59%
Alibaba Group Holding 3.40% 12/6/27	1,000,000	930,419
Alsea 144A 7.75% 12/14/26 #	960,000	953,333
Arches Buyer 144A 6.125% 12/1/28 #	463,000	399,453
Arcos Dorados 144A 6.125% 5/27/29 #	845,000	822,623
Bath & Body Works 6.875% 11/1/35	760,000	696,550
Carnival
144A 5.75% 3/1/27 #	291,000	268,161
144A 7.625% 3/1/26 #	1,383,000	1,355,788

Ford Motor Credit 6.95% 6/10/26	325,000	326,924
Kia 144A 1.75% 10/16/26 #	200,000	177,207
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	478,000	445,569
Michaels
144A 5.25% 5/1/28 #	351,000	283,949
144A 7.875% 5/1/29 #	852,000	575,100

PetSmart 144A 7.75% 2/15/29 #	590,000	586,896
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	310,000	289,396
Sands China 5.625% 8/8/25	600,000	585,746
Staples
144A 7.50% 4/15/26 #	720,000	595,633
144A 10.75% 4/15/27 #	500,000	291,171
VICI Properties
4.95% 2/15/30	50,000	46,949
5.125% 5/15/32	95,000	88,977
		9,719,844
Consumer Non-Cyclical — 3.13%
American Greetings 144A 8.75% 4/15/25 #	68,000	66,128
Endo Luxembourg Finance I 144A 6.125% 4/1/29 #, ‡	42,000	31,122
Heartland Dental 144A 8.50% 5/1/26 #	239,000	214,410

2    NQ- IV940 [0623] 0823 (3050916)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
InRetail Consumer 144A 3.25% 3/22/28 #	1,115,000	$ 958,588
JBS USA Lux 144A 3.00% 2/2/29 #	268,000	227,934
JBS USA LUX 144A 3.625% 1/15/32 #	400,000	324,920
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	743,000	590,785
Medline Borrower 144A 3.875% 4/1/29 #	579,000	503,735
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	101,000	74,835
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	342,000	253,221
Pilgrim's Pride 4.25% 4/15/31	433,000	371,724
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	400,000	394,453
		4,011,855
Electric — 0.77%
Minejesa Capital 5.625% 8/10/37	200,000	157,228
TerraForm Power Operating 144A 5.00% 1/31/28 #	115,000	105,989
Vistra 144A 7.00% 12/15/26 #, μ, ψ	775,000	677,059
Vistra Operations 144A 4.30% 7/15/29 #	52,000	46,129
		986,405
Energy — 7.33%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	96,000	85,745
144A 7.00% 11/1/26 #	236,000	228,646

Bellatrix Exploration 12.50% 12/15/23 =	249,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	1,605,000	1,516,456
144A 8.00% 8/1/28 #	75,000	74,244

Cosan 144A 5.50% 9/20/29 #	700,000	633,995
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	210,000	199,290
144A 6.00% 2/1/29 #	49,000	45,803

Energean Israel Finance 144A 8.50% 9/30/33 #	770,000	769,519
Energy Transfer 6.50% 11/15/26 μ, ψ	267,000	243,189
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

EQM Midstream Partners 144A 4.75% 1/15/31 #		1,430,000	$ 1,254,316
Ferrellgas 144A 5.375% 4/1/26 #		187,000	174,098
Genesis Energy
7.75% 2/1/28		345,000	328,547
8.00% 1/15/27		590,000	575,906

Geopark 144A 5.50% 1/17/27 #		600,000	487,581
Murphy Oil 6.375% 7/15/28		1,262,000	1,245,119
NuStar Logistics 6.375% 10/1/30		1,225,000	1,170,109
Vital Energy 10.125% 1/15/28		351,000	344,515
			9,377,078
Finance Companies — 1.12%
Aircastle 4.40% 9/25/23		800,000	795,987
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #		715,000	633,798
			1,429,785
Financials — 0.07%
Country Garden Holdings 7.25% 4/8/26		200,000	70,361
Logan Group 5.75% 1/14/25		200,000	20,425
			90,786
Government Agency — 2.14%
Comision Federal de Electricidad 144A 3.875% 7/26/33 #		750,000	580,968
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #		500,000	436,150
DP World 4.70% 9/30/49		200,000	169,363
Ecopetrol 6.875% 4/29/30		49,000	44,738
First Abu Dhabi Bank 4.50% 4/5/26 μ, ψ		200,000	188,213
Georgian Railway 4.00% 6/17/28		510,000	442,290
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.45% 5/21/28 #		700,000	702,520
Petroleos Mexicanos 6.70% 2/16/32		237,000	180,412
			2,744,654
Industrials — 0.89%
Ardagh Metal Packaging Finance USA 2.00% 9/1/28	EUR	500,000	455,273

NQ- IV940 [0623] 0823 (3050916)    3

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Industrials (continued)
Embraer Netherlands Finance 5.40% 2/1/27		715,000	$ 686,936
			1,142,209
Insurance — 0.62%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, >		850,984	787,160
			787,160
Local General Obligation Bond — 0.14%
Grupo Energia Bogota 144A 4.875% 5/15/30 #		200,000	181,267
			181,267
Real Estate Investment Trusts — 0.35%
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		605,000	453,427
			453,427
Technology — 2.47%
CDW 3.276% 12/1/28		95,000	82,584
CommScope Technologies 144A 6.00% 6/15/25 #		150,000	140,002
Entegris Escrow 144A 4.75% 4/15/29 #		215,000	199,790
Iron Mountain 144A 5.25% 7/15/30 #		348,000	313,893
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		1,065,000	920,932
NCR
144A 5.00% 10/1/28 #		314,000	280,587
144A 5.125% 4/15/29 #		1,118,000	990,761
144A 5.25% 10/1/30 #		106,000	92,311
144A 6.125% 9/1/29 #		141,000	141,245
			3,162,105
Transportation — 2.58%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	300,000	294,901
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #		735,471	634,715
Azul Investments 144A 7.25% 6/15/26 #		200,000	159,117
Burlington Northern Santa Fe 2.875% 6/15/52		180,000	123,297
Grupo Aeromexico 144A 8.50% 3/17/27 #		1,500,000	1,343,505
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Rumo Luxembourg 144A 5.25% 1/10/28 #	800,000	$ 744,000
		3,299,535
Total Corporate Bonds (cost $68,676,036)		61,704,392

Municipal Bonds — 1.08%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	31,434	30,119
Series A-1 4.00% 7/1/35	68,614	63,950
Series A-1 4.00% 7/1/37	22,930	20,642

GDB Debt Recovery Authority of Puerto Rico Revenue (Taxable) 7.50% 8/20/40	1,524,973	1,261,915
Total Municipal Bonds (cost $1,556,886)		1,376,626

Non-Agency Collateralized Mortgage Obligations — 4.61%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.967% (SOFR + 1.90%) 12/25/41 #, •	3,000,000	2,923,140
Series 2022-R02 2M2 144A 8.067% (SOFR + 3.00%) 1/25/42 #, •	3,000,000	2,972,883
Total Non-Agency Collateralized Mortgage Obligations (cost $6,000,000)		5,896,023

Non-Agency Commercial Mortgage-Backed Securities — 0.62%
BANK Series 2022-BNK39 B 3.348% 2/15/55 •	600,000	446,138
Benchmark Mortgage Trust Series 2020-B21 C 3.457% 12/17/53 •	500,000	349,286
Total Non-Agency Commercial Mortgage-Backed Securities (cost $960,340)		795,424

Loan Agreements — 1.85%
Applied Systems 2nd Lien 11.992% (SOFR03M + 6.75%) 9/17/27 •	534,950	536,287

4    NQ- IV940 [0623] 0823 (3050916)

(Unaudited)
		Principalamount°	Value (US $)

Loan Agreements (continued)
Foresight Energy Operating Tranche A 13.342% (SOFR03M + 8.10%) 6/30/27 •		286,197	$ 279,042
Frontier Communications Tranche B 9.00% (LIBOR01M + 3.75%) 5/1/28 •		244,375	238,266
Jones DesLauriers Insurance Management 1st Lien
9.292% (CDOR03M + 4.25%) 3/27/28 •	CAD	313,900	235,173
9.292% (CDOR03M + 4.25%) 3/27/28 •	CAD	71,495	53,564

MLN US HoldCo 1st Lien 11.782% (SOFR03M + 6.70%)10/18/27 •		1,413,880	812,981
MLN US HoldCo Tranche B 14.332% (SOFR03M + 9.25%) 10/18/27 •		427,200	213,600
Total Loan Agreements (cost $2,980,546)			2,368,913

Sovereign Bonds — 2.97%Δ
Brazil — 0.20%
Brazilian Government International Bond 3.75% 9/12/31		300,000	259,632
			259,632
Colombia — 0.12%
Colombia Government International Bond 3.125% 4/15/31		200,000	151,300
			151,300
Dominican Republic — 0.13%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		200,000	170,729
			170,729
Indonesia — 0.66%
Indonesia Government International Bond 3.85% 10/15/30		900,000	844,698
			844,698
Mexico — 0.90%
Mexico Government International Bonds
3.25% 4/16/30		654,000	583,623
3.50% 2/12/34		670,000	562,847
			1,146,470
	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Peru — 0.72%
Corp Financiera de Desarrollo 5.25% 7/15/29 μ	200,000	$ 194,418
Peruvian Government International Bond 2.783% 1/23/31	850,000	728,756
		923,174
Serbia — 0.24%
Serbia International Bond 144A 2.125% 12/1/30 #	400,000	308,373
		308,373
Total Sovereign Bonds (cost $4,374,577)		3,804,376

Supranational Banks — 0.58%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	800,000	742,949
Total Supranational Banks (cost $798,234)		742,949

US Treasury Obligations — 22.46%
US Treasury Bonds
3.625% 2/15/53	3,400,000	3,264,000
3.875% 5/15/43	1,940,000	1,893,319
US Treasury Notes
3.375% 5/15/33	3,570,000	3,443,377
3.625% 5/31/28	5,000	4,891
3.625% 5/31/30	5,020,000	4,950,583
4.00% 6/30/28	2,935,000	2,919,179
4.125% 10/31/27	2,930,000	2,915,235
4.125% 11/15/32	3,765,000	3,847,948
4.50% 11/30/24	5,570,000	5,511,689
Total US Treasury Obligations (cost $29,087,051)		28,750,221
	Number of shares
Common Stocks — 1.33%
Basic Industry — 0.60%
Foresight Energy =, †	42,271	760,448
Westmoreland Coal =, †	145	2,183
		762,631
Consumer Cyclical — 0.38%
Studio City International ADR †	19,076	132,363
Studio City International Holdings ADR †	45,298	314,309

NQ- IV940 [0623] 0823 (3050916)    5

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Cyclical (continued)
True Religion Apparel =, †	2	$ 43,060
		489,732
Financials — 0.35%
New Cotai =, †	414,307	435,385
Riverbed Holdings =, †	32,302	8,075
		443,460
Total Common Stocks (cost $6,074,509)		1,695,823

Preferred Stock — 0.01%
True Religion Apparel 6.25% =, ω	2	11,435
Total Preferred Stock (cost $37,635)		11,435

Warrants — 0.01%
California Resources †	1,368	16,224
Total Warrants (cost $119,109)		16,224

Short-Term Investments — 2.37%
Money Market Mutual Funds — 2.37%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	760,428	760,428
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	760,429	760,429
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	760,429	760,429
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	760,428	760,428
Total Short-Term Investments (cost $3,041,714)		3,041,714

Total Value of Securities—98.35% (cost $139,616,470)		125,904,266
Receivables and Other Assets Net of Liabilities—1.65%		2,109,323
Net Assets Applicable to 14,696,044 Shares Outstanding—100.00%		$128,013,589

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $64,990,906, which represents 50.77% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>>	PIK. 100% of the income received was in the form of principal.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>	PIK. 100% of the income received was in the form of cash.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
★	Includes $410,037 cash collateral held at broker for futures contracts as of June 30, 2023.

6    NQ- IV940 [0623] 0823 (3050916)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MS	EUR	(790,000)	USD	868,637	8/25/23	$4,116	$—
TD	CAD	(270,000)	USD	201,881	8/25/23	—	(2,117)
Total Foreign Currency Exchange Contracts						$4,116	$(2,117)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(4)	Euro-BOBL	$(505,051)	$(512,113)	9/7/23	$7,062	$—	$71
98	US Treasury 5 yr Notes	10,495,188	10,678,644	9/29/23	—	(183,456)	—
22	US Treasury 10 yr Notes	2,469,844	2,516,649	9/20/23	—	(46,805)	3,094
47	US Treasury 10 yr Ultra Notes	5,566,563	5,633,877	9/20/23	—	(67,314)	13,953
Total Futures Contracts			$18,317,057		$7,062	$(297,575)	$17,118
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BOBL – Bundesobligationen
CDOR03M – 3 Month Canadian Dollar Offered Rate
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MS – Morgan Stanley
PIK – Payment-in-kind
Summary of abbreviations: (continued)
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
yr – Year
Summary of currencies:
CAD – Canadian Dollar
EUR – European Monetary Unit
USD – US Dollar

NQ- IV940 [0623] 0823 (3050916)    7